Quarterly Holdings Report
for
Fidelity® Municipal Bond Index Fund
September 30, 2021
MBL-NPRT1-1121
1.9894013.102
Municipal Bonds - 99.1%
	Principal Amount (a)	Value ($)
Alabama - 1.3%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	70,000	75,002
Series 2017 A, 4% 6/1/37	25,000	28,983
Series 2017 B, 5% 9/1/26	75,000	90,943
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	119,220
5% 11/1/39	250,000	320,905
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	32,950
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	173,076
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	5,594
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (b)	120,000	122,743
Series A, 4% 6/1/22	30,000	30,735
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	31,447
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	42,691
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,102
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	52,834
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	60,459
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	5,000	5,036
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	50,000	53,913
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	53,599
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	155,028
Series 2017 B1, 3.25% 9/1/31	5,000	5,491
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	53,597
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,689
TOTAL ALABAMA		1,535,037
Alaska - 0.1%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	106,340
Series 2015 B, 5% 8/1/27	50,000	58,378
TOTAL ALASKA		164,718
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	39,887
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	17,219
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	156,383
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,853
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	63,057
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	211,795
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	201,667
Series 2017 D, 5% 7/1/25	15,000	17,497
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	108,746
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,040
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	54,354
Series 2011 A, 5% 12/1/25	65,000	65,498
Series 2016 A, 5% 1/1/27	50,000	61,203
Series A:
5% 12/1/24	110,000	110,842
5% 1/1/31	40,000	49,581
5% 1/1/36	40,000	47,882
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	65,611
5.25% 12/1/24	10,000	11,387
5.25% 12/1/26	15,000	18,068
Series 2007, 5.25% 12/1/23	20,000	21,956
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	52,974
Series 2020 A, 4% 8/1/44	100,000	116,486
TOTAL ARIZONA		1,568,986
Arkansas - 0.1%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	136,559
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	40,036
TOTAL ARKANSAS		176,595
California - 17.5%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (FSA Insured)	15,000	15,924
5% 10/1/36	20,000	23,430
Anaheim Elementary School District Series 2016, 3% 8/1/46	120,000	124,160
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C:
0% 9/1/28 (FSA Insured)	95,000	86,427
0% 9/1/32 (FSA Insured)	105,000	85,401
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	57,371
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	51,542
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	139,990
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	25,601
Series 2017 S7, 4% 4/1/47	5,000	5,656
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	40,000	40,961
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	45,000	46,081
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	39,136
Series S7, 5% 4/1/24	195,000	217,493
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	92,636
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	125,000	149,881
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	45,544
Series BA, 5% 12/1/32	65,000	83,932
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	70,000	60,479
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	11,632
Series 2018 B, 5% 10/1/43	100,000	120,670
Series T1, 5% 3/15/39	30,000	42,786
Series U6, 5% 5/1/45	35,000	51,872
California Gen. Oblig.:
Series 2012, 5% 4/1/42	75,000	76,713
Series 2013:
5% 9/1/26	75,000	81,839
5% 9/1/27	55,000	59,960
5% 11/1/30	25,000	27,406
Series 2014:
5% 10/1/23	35,000	38,343
5% 11/1/23	50,000	54,988
5% 12/1/24	155,000	170,916
5% 10/1/28	30,000	34,061
5% 12/1/28	125,000	137,607
Series 2015:
5% 8/1/23	25,000	27,192
5% 8/1/26	75,000	86,114
5% 8/1/26	65,000	76,080
5% 9/1/26	20,000	23,472
5% 9/1/28	50,000	58,532
5% 8/1/29	20,000	23,343
5% 8/1/30	170,000	194,646
5% 8/1/45	40,000	46,290
5.25% 8/1/30	95,000	111,934
Series 2016:
3% 9/1/33	120,000	128,968
4% 9/1/28	110,000	127,405
4% 9/1/35	50,000	57,274
5% 9/1/24	45,000	51,215
5% 9/1/26	85,000	103,114
5% 8/1/27	45,000	54,362
5% 9/1/30	15,000	18,132
5% 9/1/32	50,000	60,279
5% 9/1/45	10,000	11,912
Series 2017:
3.5% 8/1/27	25,000	28,945
4% 8/1/37	25,000	28,944
5% 11/1/22	70,000	73,644
5% 11/1/27	75,000	93,835
5% 11/1/31	100,000	124,672
5% 8/1/33	100,000	120,170
Series 2018, 5% 10/1/48	100,000	123,295
Series 2019:
3% 10/1/33	70,000	78,260
3% 10/1/34	50,000	55,720
4% 4/1/25	45,000	50,686
5% 4/1/25	105,000	121,908
5% 4/1/27	10,000	12,324
5% 4/1/35	5,000	5,550
5% 4/1/36	75,000	83,195
5% 8/1/36	100,000	125,212
Series 2020:
2% 11/1/36	60,000	60,406
3% 3/1/28	50,000	56,682
3% 11/1/35	250,000	278,923
4% 3/1/28	40,000	47,835
4% 3/1/50	40,000	46,453
5% 3/1/32	50,000	64,821
5% 3/1/32	50,000	64,821
Series 2021:
4% 12/1/24	100,000	111,739
4% 10/1/37	135,000	162,767
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	83,341
Series 2013 A:
4% 3/1/43	35,000	36,643
5% 3/1/22	35,000	35,688
Series 2015, 5% 11/15/26	50,000	59,177
Series 2016 A:
3% 10/1/41	50,000	52,217
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	122,635
Series 2016 B:
5% 11/15/46	15,000	17,853
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,213
Series 2017 A, 5% 11/1/27	20,000	25,050
Series 2017 A2, 4% 11/1/51	175,000	198,756
Series 2018 A:
4% 11/15/42	15,000	17,109
5% 11/15/26	35,000	42,649
5% 11/15/33	25,000	30,937
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	17,979
5% 10/1/29	25,000	29,781
Series 2018, 5% 10/1/26	25,000	30,484
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A, 5% 12/31/47 (c)	100,000	119,165
Series 2018 A, 3.25% 12/31/32 (FSA Insured) (c)	20,000	21,663
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	23,650
5% 11/1/43	40,000	46,788
Series 2016 A:
3.125% 11/1/36	50,000	53,195
5% 11/1/45	125,000	147,168
Series 2017 A:
5% 11/1/21	50,000	50,184
5% 11/1/25	100,000	118,475
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	118,715
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	44,773
5% 1/1/32	20,000	24,229
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	32,458
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	97,162
Series 2017 A, 5% 4/1/47	55,000	64,696
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	223,027
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	26,473
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	22,989
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,900
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (FSA Insured)	300,000	276,786
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	97,917
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	10,292
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	157,485
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	75,229
Series 2017 B, 5% 6/1/27	5,000	6,208
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	40,000	31,587
0% 8/1/38	65,000	43,829
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	62,816
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,891
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	104,157
0% 1/1/27 (Escrowed to Maturity)	40,000	38,221
0% 1/1/29 (Escrowed to Maturity)	20,000	18,473
Series 2013 A:
0% 1/15/24 (FSA Insured)	40,000	39,342
5% 1/15/42 (FSA Insured)	85,000	92,629
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	45,207
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	11,302
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	87,273
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,298
Gilroy School Facilities Fing. Series 2013, 4% 8/1/47 (Pre-Refunded to 8/1/23 @ 100)	215,000	229,998
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	43,061
Series 2015 A:
4% 6/1/31	100,000	111,539
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	23,362
5% 6/1/40	10,000	11,420
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,641
5% 6/1/45	65,000	73,887
Series 2018 A, 5% 6/1/22	90,000	92,809
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,700
Series 2016 B, 3% 8/1/45	20,000	20,718
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	82,265
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	34,052
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	88,426
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	109,135
Series 2016, 3% 8/1/32	35,000	37,672
Series B, 0% 8/1/35	150,000	113,819
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	100,000	113,363
Series 2017 J, 5% 8/1/28	30,000	37,266
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	34,009
Series C, 5% 8/1/22	25,000	26,001
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,079
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	11,336
Series K, 4% 8/1/35	20,000	22,945
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	55,724
Series 2020 A, 4% 6/1/36	250,000	303,088
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	230,759
Series 2018 C, 5% 5/15/37 (c)	75,000	91,462
Series 2018 D:
5% 5/15/22 (c)	80,000	82,359
5% 5/15/34 (c)	120,000	149,913
Series A:
5% 5/15/36 (c)	50,000	62,187
5% 5/15/38	50,000	57,516
Series B, 5% 5/15/34 (c)	10,000	12,366
Series C, 5% 5/15/33 (c)	90,000	110,132
Series D, 5% 5/15/26 (c)	65,000	77,512
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	10,000	10,597
5% 7/1/24	140,000	148,277
Series 2014 C:
4% 7/1/22	55,000	56,575
5% 7/1/29	40,000	45,026
Series 2014 D, 5% 7/1/44	45,000	50,313
Series 2015 A, 3.25% 7/1/31	100,000	107,662
Series 2017 A, 5% 7/1/28	5,000	6,095
Series A, 5% 7/1/31	15,000	18,633
Series B:
5% 7/1/29	50,000	55,145
5% 7/1/30	40,000	43,255
5% 7/1/30	55,000	70,260
Series C, 5% 7/1/37	25,000	31,773
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	20,000	20,718
Series 2014 A, 5% 7/1/44	25,000	27,981
Series 2016 B, 5% 7/1/29	50,000	59,256
Series A:
5% 7/1/33	20,000	24,303
5% 7/1/33	25,000	30,966
Series B, 5% 7/1/25	25,000	27,084
Series C, 5% 7/1/23	90,000	93,212
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	181,752
Los Angeles Unified School District:
Series 2014 C:
5% 7/1/23	50,000	54,178
5% 7/1/24	40,000	45,167
Series 2016 A, 5% 7/1/40	30,000	34,512
Series 2018 B1, 5% 7/1/23	95,000	102,938
Series 2019 A, 5% 7/1/28	130,000	165,144
Series 2020 C, 5% 7/1/30	60,000	79,651
Series 2020, 5% 7/1/25	10,000	11,705
Series A:
5% 7/1/22	40,000	41,435
5% 7/1/22	60,000	62,158
5% 7/1/24	5,000	5,646
5% 7/1/29	5,000	6,496
5% 7/1/30	50,000	64,751
Series B, 5% 7/1/25	90,000	105,348
Series C, 5% 7/1/28	55,000	61,878
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	74,991
4% 8/1/47	135,000	152,142
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	71,602
Montebello Unified School District Series A, 5% 8/1/41	50,000	59,292
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	68,240
Series 2009 B, 6.5% 11/1/39	25,000	39,154
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	173,047
Series 2017, 0% 8/1/39	95,000	54,629
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,754
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	63,757
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	91,630
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	145,250
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	29,453
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	54,290
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,357
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,317
Rancho Santiago Cmnty. College District Series 2013, 4% 9/1/23	155,000	166,214
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	221,160
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015, 4.125% 11/1/40	100,000	110,820
Sacramento City Fing. Auth. Rev. Series 2005 A, 0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	70,054
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	90,898
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,322
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	270,000	347,537
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	180,000	102,229
Series 2016, 5% 8/1/41	5,000	5,948
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	60,139
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	213,674
5.25% 8/1/47	30,000	37,248
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	54,499
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	5,000	6,295
Series 2008 E, 0% 7/1/49	125,000	61,161
Series 2009 1, 0% 7/1/30	50,000	44,583
Series A, 0% 7/1/31	15,000	13,032
Series C, 0% 7/1/43	10,000	5,932
Series F1, 5.25% 7/1/28	30,000	38,646
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	61,586
Series R1, 0% 7/1/30	35,000	31,208
Series R4, 5% 7/1/28	70,000	81,738
Series R5, 5% 7/1/26	50,000	60,464
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	5,238
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,523
Series A1, 5% 8/1/47	80,000	96,299
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	35,955
Series 2016 A, 5% 5/1/26	25,000	29,992
Series 2017 A, 5% 5/1/47 (c)	40,000	47,553
Series 2017 D:
5% 5/1/24 (c)	35,000	39,117
5% 5/1/25 (c)	105,000	121,446
Series 2019 A, 5% 5/1/49 (c)	25,000	30,260
Series 2019 D:
5% 5/1/26	135,000	161,954
5% 5/1/39	30,000	37,405
Series 2019 E, 5% 5/1/34 (c)	175,000	218,298
Series 2020 A, 4% 5/1/39 (c)	15,000	17,282
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	34,381
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	151,734
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	17,401
Series 2020 A, 5% 11/1/50	85,000	108,714
Series D, 5% 11/1/28	40,000	49,907
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	59,170
0% 1/1/26 (Escrowed to Maturity)	30,000	29,173
0% 1/1/28 (Escrowed to Maturity)	35,000	32,623
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,991
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	74,204
San Jose Evergreen Cmnty. College District Series 2004 B, 0% 9/1/32 (FSA Insured)	50,000	41,287
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (Escrowed to Maturity) (c)	85,000	86,643
Series 2017 B, 5% 3/1/42	20,000	23,866
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39 (Pre-Refunded to 8/1/24 @ 100)	150,000	165,824
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	155,912
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	150,570
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	18,896
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	58,409
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	211,902
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,624
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	88,181
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	156,795
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	210,113
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	40,000	46,647
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	5,000	5,345
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,473
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	96,837
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	135,000	65,449
Univ. of California Revs.:
Series 2012 G, 3.5% 5/15/37	60,000	61,237
Series 2016, 5% 5/15/35	135,000	160,783
Series 2017 AV, 5% 5/15/47	65,000	78,485
Series 2017 M, 5% 5/15/32	75,000	91,886
Series 2018 AZ, 4% 5/15/24	150,000	164,657
Series 2018 O, 5% 5/15/58	105,000	127,961
Series AF, 5% 5/15/24	55,000	59,181
Series AM, 5.25% 5/15/37	10,000	11,230
Series AO, 5% 5/15/23	15,000	16,166
Series AY, 5% 5/15/28	20,000	24,704
Series I:
5% 5/15/23	75,000	80,828
5% 5/15/25	50,000	58,236
5% 5/15/28	40,000	46,573
Series M, 5% 5/15/36	80,000	97,581
Series O, 4% 5/15/29	25,000	29,817
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	93,691
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	215,000	226,268
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,967
0% 8/1/28	60,000	54,574
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	37,252
TOTAL CALIFORNIA		21,126,846
Colorado - 1.3%
Colorado Ctfs. of Prtn. Series 2020 A, 3% 12/15/36	105,000	115,462
Colorado Health Facilities Auth.:
Series 2016 B, 5% 11/15/30	150,000	178,272
Series 2018 A, 4% 11/15/48	100,000	113,255
Series 2019 A, 5% 11/1/29	35,000	45,284
Series 2019 A1:
4% 8/1/44	55,000	62,348
5% 8/1/26	60,000	71,976
Colorado Health Facilities Auth. Rev. Series B, 4% 12/1/26 (Pre-Refunded to 12/1/22 @ 100)	50,000	52,197
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	26,843
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,486
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	26,273
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	45,000	47,407
Series 2017 A, 5% 11/15/28 (c)	30,000	36,784
Series 2018 A, 5% 12/1/36 (c)	60,000	82,315
Series 2018 B, 3.5% 12/1/35	15,000	16,719
Series 2019 C, 5% 11/15/31	30,000	38,603
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	54,588
Series 2017, 5% 12/1/26	50,000	59,769
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,531
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,748
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,400
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	98,895
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,617
Series 2016 B1, 2.75% 6/1/30	85,000	91,042
Weld County School District #6, Greely Series 2020, 5% 12/1/44	250,000	315,055
TOTAL COLORADO		1,627,869
Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	16,903
Series 2015 B, 3.375% 6/15/29	25,000	27,175
Series 2016 A, 5% 3/15/26	30,000	35,909
Series 2017 A, 5% 4/15/27	25,000	30,811
Series 2019 A, 5% 4/15/27	25,000	30,811
Series 2020 C, 4% 6/1/31	30,000	36,630
Series 2021 B:
3% 6/1/40	100,000	108,058
4% 6/1/31	65,000	81,057
Series A, 5% 3/15/28	35,000	40,237
Series B, 5% 1/15/24	50,000	55,411
Series D:
4% 8/15/31	15,000	17,019
5% 4/15/26	25,000	30,001
Series E:
3.375% 10/15/36	30,000	32,764
5% 9/15/25	30,000	35,342
5% 10/15/25	30,000	35,438
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	238,884
Series 2019 A, 4% 7/1/34	30,000	34,688
Series 2020 A, 5% 7/1/30	50,000	64,703
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	25,000	26,486
Series 2018 A, 3.5% 5/15/33	5,000	5,416
Series B1, 3.45% 11/15/41	5,000	5,200
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	98,225
Series 2015 B, 5% 8/1/26	110,000	128,522
Series 2016 A, 5% 9/1/31	5,000	5,972
Series 2018 A, 5% 1/1/27	35,000	42,741
Series 2021 A, 4% 5/1/37	35,000	41,954
Series A:
4% 9/1/35	45,000	50,739
5% 9/1/30	60,000	71,821
Series B:
5% 10/1/33	10,000	12,547
5% 10/1/36	25,000	31,223
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,262
TOTAL CONNECTICUT		1,503,949
Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	4,000	4,406
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	15,000	19,244
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	54,488
TOTAL DELAWARE		78,138
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	70,007
Series 2016 A, 5% 6/1/32	40,000	47,659
Series 2017 A, 5% 6/1/29	45,000	55,215
Series 2017 D:
5% 6/1/28	100,000	123,294
5% 6/1/42	35,000	42,194
Series 2019 A:
5% 10/15/31	80,000	102,319
5% 10/15/44	15,000	18,705
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	129,641
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	234,909
5% 10/1/33	205,000	264,158
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,853
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	36,657
Series 2014 C:
5% 10/1/27	20,000	22,740
5% 10/1/28	50,000	56,769
Series 2019 A, 5% 10/1/44	20,000	25,191
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	20,000	20,907
4% 10/1/53	45,000	50,129
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,795
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	28,763
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	52,699
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	14,156
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (c)	45,000	47,052
Series 2014 A:
5% 10/1/28 (c)	40,000	45,096
5% 10/1/44 (c)	105,000	117,878
Series 2018 A, 5% 10/1/27 (c)	65,000	80,162
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	12,265
Series 2017 B, 5% 7/1/42	70,000	83,734
TOTAL DISTRICT OF COLUMBIA		1,816,947
Florida - 4.4%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	80,000	84,494
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (c)	35,000	40,583
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (FSA Insured)	50,000	53,234
4% 7/1/40	20,000	22,265
Series 2017, 3.375% 7/1/42	70,000	75,478
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	78,433
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	22,498
Series 2018 A, 4% 6/1/37	55,000	64,371
Series 2019 D, 4% 6/1/30	35,000	42,644
Series A, 5% 6/1/27	80,000	93,222
Series C:
4% 6/1/28	30,000	31,776
5% 6/1/25	90,000	104,982
Series D, 4% 6/1/32	25,000	28,488
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	63,945
Series 2021 B, 2% 7/1/43	155,000	143,887
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	121,406
Florida Gen. Oblig. Series 2019 A, 4% 7/1/38	140,000	164,210
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	46,363
Florida State Dept. Trans. Fing. Corp. Series 2020, 3% 7/1/34	195,000	217,929
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (c)	30,000	36,606
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	53,242
3.25% 8/1/49	10,000	10,696
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	52,142
5% 10/1/28	25,000	26,970
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	42,042
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	154,486
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	81,425
Series 2013 C, 5.25% 10/1/30	150,000	164,470
Series 2014, 5% 10/1/28	65,000	73,675
Series 2019 A:
5% 10/1/24	85,000	96,725
5% 10/1/27	80,000	99,398
5% 10/1/29	25,000	32,360
5% 10/1/32	60,000	76,713
5% 10/1/34	100,000	126,808
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	17,227
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,735
Miami Beach Health Facilities Auth. Hosp. Rev.:
Series 2014 A, 5% 11/15/39	25,000	27,591
Series 2021 B, 3% 11/15/51	140,000	142,662
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	139,627
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (c)	45,000	47,125
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	40,000	41,930
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	220,000	230,614
Series 2016 A, 5% 10/1/41	20,000	23,724
Series 2020 A, 4% 10/1/39	130,000	152,400
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	30,000	16,410
0% 10/1/44	50,000	24,281
0% 10/1/46	10,000	4,481
0% 10/1/47	50,000	21,571
Series 2016:
0% 10/1/31	5,000	3,920
0% 10/1/32	15,000	11,273
Miami-Dade County Edl. Facilities Rev.:
Series 2007 B, 5.25% 4/1/30 (AMBAC Insured)	130,000	169,463
Series 2015 A, 4% 4/1/45	100,000	108,010
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	72,416
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	64,380
Series 2015 B, 5% 7/1/27	40,000	44,967
Series 2015 D, 3% 7/1/39	10,000	10,714
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	130,244
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	115,432
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	6,858
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	25,724
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	86,656
Series 2017 B, 3.125% 10/1/39	5,000	5,411
Series 2019 B, 3% 10/1/49	10,000	10,656
Series 2019, 5% 10/1/46	40,000	48,999
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	11,911
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	75,341
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	71,209
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	22,781
Series 2016 B, 4% 10/1/36	30,000	34,123
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	6,125
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,616
Palm Beach County Pub. Impt. Rev.:
(Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	47,489
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	118,723
Series 2012, 5% 6/1/22	100,000	103,182
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	107,055
South Broward Hosp. District Rev. Series 2017, 5% 5/1/28	55,000	66,957
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	81,550
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	120,000	139,541
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,496
TOTAL FLORIDA		5,360,566
Georgia - 2.1%
Albany-Dougherty County Hosp. Auth. Rev. Series 2012, 4% 12/1/42	60,000	61,773
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (c)	140,000	141,602
Series 2019 B, 4% 7/1/49 (c)	125,000	140,806
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	110,408
Series 2015:
5% 11/1/28	25,000	28,882
5% 11/1/29	5,000	5,761
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	34,882
5% 11/1/40	40,000	45,917
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	29,068
Series 2018 C, 4% 11/1/37	15,000	17,398
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	21,218
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	24,071
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	22,474
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	130,490
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	24,716
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	90,000	96,235
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	64,316
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	61,550
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	21,310
Series 2016 E, 5% 12/1/23	195,000	215,113
Series 2016 F, 5% 1/1/26	25,000	29,756
Series 2017 A, 5% 2/1/27	40,000	49,169
Series 2017 C, 5% 7/1/27	45,000	55,938
Series 2018 A:
3% 7/1/33	25,000	27,819
4% 7/1/34	155,000	183,179
5% 7/1/27	5,000	6,215
Georgia Hsg. & Fin. Auth. Series 2015 A, 3.95% 12/1/43	50,000	52,092
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	65,000	73,910
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,824
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	115,469
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	113,940
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	81,339
Series 2019 A, 3.125% 7/1/46	25,000	26,422
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	21,227
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	100,000	118,749
5% 9/1/30	100,000	132,671
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	125,503
TOTAL GEORGIA		2,522,212
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	100,000	117,316
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	38,032
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	10,000	11,780
Series 2016 FG, 5% 10/1/30	30,000	36,120
Series FN 5% 10/1/22	10,000	10,479
Series FT:
5% 1/1/27	50,000	61,029
5% 1/1/32	65,000	80,540
Series FW, 3.5% 1/1/38	35,000	38,793
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	115,569
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	267,620
Series 2018 A, 3.375% 7/1/42	40,000	43,633
TOTAL HAWAII		820,911
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	30,282
5% 3/1/28	195,000	241,487
Series 2015 ID, 5.5% 12/1/29	20,000	23,405
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	125,200
TOTAL IDAHO		420,374
Illinois - 4.6%
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	33,165
0% 1/1/33	50,000	39,107
Series 2002 B, 5% 1/1/26	15,000	16,952
Series 2007 E, 5.5% 1/1/35	45,000	50,740
Series 2011 A, 5% 1/1/40	35,000	35,327
Series 2014 A, 5.25% 1/1/30	30,000	32,568
Series 2015 A:
5% 1/1/26	15,000	16,952
5.5% 1/1/33	20,000	22,575
Series 2015 C, 5% 1/1/27	50,000	58,076
Series 2019 A, 5% 1/1/40	15,000	17,990
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	65,000	71,443
Series 2014 B, 5% 1/1/27	5,000	5,504
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (c)	20,000	20,231
Series 2013 B, 5% 1/1/26	55,000	58,202
Series 2013 D:
5% 1/1/44	15,000	15,821
5.25% 1/1/33	100,000	105,912
Series 2015 B, 5% 1/1/28	45,000	51,319
Series 2016 C, 5% 1/1/37	100,000	116,667
Series 2017 B, 5% 1/1/33	30,000	36,048
Series 2017 D, 5% 1/1/42 (c)	35,000	41,021
Series 2018 B:
5% 1/1/37	45,000	55,565
5% 1/1/38	20,000	24,645
5% 1/1/48	10,000	12,110
Series 2020 B, 5% 1/1/29	60,000	76,139
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	85,000	85,691
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	35,285
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	34,721
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	17,784
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	43,376
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42 (Pre-Refunded to 8/15/22 @ 100)	50,000	51,670
Series 2014 A:
5% 10/1/21	25,000	25,000
5% 10/1/22	165,000	172,864
Series 2016:
3.25% 5/15/39	160,000	170,477
3.25% 11/15/45	15,000	15,906
4% 1/1/25	145,000	161,806
4% 7/1/30	60,000	67,921
4% 12/1/31	25,000	28,367
5% 7/1/24	360,000	405,759
Series 2017 A, 5% 7/15/23	165,000	178,903
Series 2018 A:
5% 10/1/41	25,000	30,443
5% 10/1/48	20,000	24,239
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	30,271
4% 1/1/29	70,000	70,544
4% 1/1/30	35,000	35,271
Series 2013:
5% 7/1/22	5,000	5,173
5% 7/1/23	15,000	16,185
5.25% 7/1/31	85,000	90,709
Series 2014:
5% 4/1/27	55,000	60,540
5% 5/1/30	230,000	252,282
5% 2/1/39	200,000	216,762
Series 2016:
4% 1/1/31	70,000	77,002
5% 2/1/27	65,000	78,097
Series 2017 A, 4.5% 12/1/41	35,000	39,438
Series 2017 B, 5% 12/1/24	65,000	73,813
Series 2017 C, 5% 11/1/29	10,000	11,986
Series 2017 D:
3.25% 11/1/26	40,000	44,358
5% 11/1/28	140,000	169,254
Series 2018 A, 5% 10/1/24	120,000	135,517
Series 2018 B, 5% 10/1/24	20,000	22,586
Series 2019 B, 5% 9/1/25	30,000	34,857
Series 2020 D, 5% 10/1/25	50,000	58,255
Series November 2016, 4.125% 11/1/31	40,000	44,856
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	5,000	5,007
4.25% 6/15/30	45,000	45,071
Series 2013:
5% 6/15/23	140,000	150,982
5% 6/15/24	20,000	21,546
5% 6/15/25	5,000	5,373
Series 2016 A, 3% 6/15/33	25,000	26,350
Series 2016 C, 4% 6/15/23	75,000	79,616
Series 2016 D, 3% 6/15/31	35,000	37,102
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	27,395
Series 2015 A, 5% 1/1/40	25,000	28,710
Series 2016 A, 5% 12/1/31	50,000	58,659
Series B:
5% 1/1/27	25,000	30,428
5% 1/1/30	50,000	65,127
Series C, 5% 1/1/30	95,000	123,742
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	76,318
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	24,762
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	116,564
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	59,722
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,544
Series 1998 A:
5.5% 12/15/23	25,000	27,251
5.5% 12/15/23 (Escrowed to Maturity)	5,000	5,116
Series 2002 A:
0% 12/15/26	95,000	88,586
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,887
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,805
Series 2002:
0% 12/15/23	30,000	29,510
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,213
Series 2012 B:
4.25% 6/15/42	20,000	20,553
5% 12/15/28	20,000	20,657
Series 2017 B, 0% 12/15/56 (FSA Insured)	15,000	5,496
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	54,446
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	61,859
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,408
TOTAL ILLINOIS		5,526,852
Indiana - 1.3%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	53,753
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	56,488
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	85,860
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	41,515
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	63,809
Series 2019 E:
5% 2/1/36	25,000	31,525
5% 2/1/40	65,000	81,262
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	160,000	173,747
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	118,968
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	113,610
5% 1/1/31	65,000	73,790
Series 2016 C:
5% 1/1/24	150,000	165,293
5% 1/1/39	230,000	272,666
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	126,235
5% 2/1/54	25,000	30,480
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	49,200
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,638
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	69,640
TOTAL INDIANA		1,612,479
Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	55,000	59,537
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	140,393
Series 2020 A, 5% 8/1/36	105,000	136,190
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	38,199
TOTAL IOWA		374,319
Kansas - 0.1%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	31,484
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	56,301
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	45,000	46,968
TOTAL KANSAS		134,753
Kentucky - 0.4%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	92,123
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,434
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,422
5% 9/1/42	5,000	5,753
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,099
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	58,288
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	99,268
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2016 A, 3% 5/15/46	40,000	42,077
Series 2017 A, 3.25% 5/15/46	100,000	106,008
TOTAL KENTUCKY		504,472
Louisiana - 1.0%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	5,000	5,882
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	62,977
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	35,000	36,116
Series 2014 D1, 3% 12/1/29	40,000	42,079
Series 2017 A, 5% 4/1/25	25,000	28,960
Louisiana Local Govt. Envir. Facilities (East Baton Rouge Sewerage Commission Proj.) Series 2013 A, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	180,000	191,427
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	56,038
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	30,000	31,071
Series 2017 A, 3.75% 7/1/47	30,000	32,527
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	53,747
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	56,060
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	35,000	38,020
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/27	100,000	107,717
5% 7/1/30	295,000	317,850
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	29,567
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	38,113
Series 2021, 5% 9/1/33	100,000	130,653
TOTAL LOUISIANA		1,258,804
Maryland - 2.1%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	47,769
Maryland Dept. of Trans. Series 2021 B, 4% 8/1/51 (c)	100,000	114,655
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	93,833
Series 2018, 3% 5/1/31	40,000	44,276
Maryland Gen. Oblig.:
Series 2016, 5% 6/1/22	80,000	82,562
Series 2017 B, 5% 8/1/25	30,000	35,176
Series 2019 1, 5% 3/15/31	70,000	89,523
Series 2019 A, 5% 8/1/27	120,000	148,950
Series 2019, 5% 3/15/30	50,000	64,257
Series A:
5% 3/15/29	100,000	125,659
5% 3/15/30	30,000	37,528
5% 8/1/32	250,000	328,357
Series C, 5% 8/1/24	5,000	5,663
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	86,850
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	112,878
Series 2017 A, 4% 5/15/47	55,000	60,996
Series 2017 MD, 4% 12/1/46	15,000	16,968
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	40,032
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	65,000	64,851
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	97,191
Series 2015 B, 3% 12/1/29	70,000	73,545
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	205,000	243,191
Washington Metropolitan Area Transit Auth. Series 2021 A, 3% 7/15/36	350,000	388,554
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	11,280
5% 6/1/34	65,000	77,484
TOTAL MARYLAND		2,492,028
Massachusetts - 3.9%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	135,000	157,169
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	155,884
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 C, 5.5% 7/1/22	35,000	36,391
Series 2005 A, 5% 7/1/25	255,000	298,176
Series 2007, 5.25% 7/1/28	40,000	51,407
Series A, 5.25% 7/1/28	20,000	25,703
Series B, 5% 7/1/33	5,000	5,780
Series C, 5.5% 7/1/23	65,000	70,972
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	24,360
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	197,156
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	26,786
Series 2016 Q, 5% 7/1/24	125,000	140,925
Series 2017, 4% 4/1/41	30,000	34,005
Series 2018 L, 4% 7/1/44	165,000	186,305
Series 2020 A2, 5% 7/1/39	105,000	132,223
Series BB1, 4% 10/1/46	25,000	28,088
Series C, 3% 10/1/45 (FSA Insured)	10,000	10,540
Series D, 4% 7/1/45	25,000	26,765
Series F, 5% 8/15/24	110,000	124,296
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	67,990
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,617
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	151,121
Series 2015 A, 5% 7/1/27	100,000	123,989
Series 2016 B:
4% 7/1/33	75,000	85,766
5% 7/1/27	5,000	6,199
Series 2016 G, 3% 9/1/46	10,000	10,409
Series 2017 A, 5% 4/1/35	100,000	121,867
Series 2017 E, 5% 11/1/24	60,000	68,600
Series 2017 F, 5% 11/1/44	20,000	24,615
Series 2018 E, 5% 9/1/25	100,000	117,658
Series 2019 A, 5% 1/1/49	70,000	86,301
Series 2019 G, 5% 9/1/32	75,000	84,749
Series 2021 B, 3% 4/1/47	140,000	149,794
Series A:
5% 3/1/29	175,000	225,286
5% 7/1/29	70,000	83,839
5% 7/1/31	45,000	53,826
Series B:
2% 3/1/34	70,000	70,157
5% 7/1/26	40,000	48,287
5% 7/1/27	20,000	24,798
Series C:
5% 5/1/30	35,000	46,012
5% 5/1/31	135,000	144,953
Series D, 5% 7/1/26	40,000	48,287
Series E:
5% 11/1/23	60,000	65,933
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	110,000	114,861
5% 11/1/26	20,000	24,379
Series F, 5% 11/1/40	15,000	18,533
Series G, 5% 9/1/33	55,000	62,123
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	91,417
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	20,000	21,138
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	73,846
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	25,000	25,037
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	55,000	57,312
Series 2016 B, 5% 11/15/46	30,000	35,938
Series A, 5% 8/15/45	50,000	63,520
Series B, 4% 2/15/42	65,000	69,768
Series C, 5% 11/15/34	35,000	41,962
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	13,151
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (FSA Insured)	145,000	196,128
Series 2020 B, 5% 8/1/43	140,000	178,813
TOTAL MASSACHUSETTS		4,736,910
Michigan - 1.4%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (FSA Insured)	180,000	235,377
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,350
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	17,821
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	65,000	79,731
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	16,423
Series 2016 I, 5% 10/15/21	120,000	120,180
Series I:
5% 4/15/26	40,000	47,180
5% 10/15/28	25,000	30,145
5% 10/15/30	15,000	17,989
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	11,292
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	22,554
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	22,460
(Trinity Health Proj.) Series 2017, 5% 12/1/24	100,000	114,473
Series 2014 C3, 5% 7/1/29 (FSA Insured)	70,000	78,692
Series 2014, 5% 7/1/26 (FSA Insured)	30,000	33,875
Series 2016:
3.25% 11/15/42	25,000	26,501
4% 11/15/46	50,000	55,228
5% 11/15/23	55,000	60,425
Series 2019 A:
4% 2/15/47	40,000	45,698
5% 2/15/34	55,000	69,746
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	43,883
Series 2010 F, 4% 11/15/47	30,000	33,835
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 A, 4.05% 10/1/48	100,000	108,515
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B, 3.1% 12/1/31	50,000	52,935
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	42,100
5% 6/30/28 (c)	15,000	18,632
5% 12/31/28 (c)	55,000	69,012
5% 12/31/31 (c)	20,000	24,640
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	30,026
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	62,757
Series 2021 B, 5% 12/1/35 (c)	50,000	65,025
TOTAL MICHIGAN		1,667,500
Minnesota - 0.9%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	28,953
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	153,364
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	143,215
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	42,738
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	128,887
Series 2015 B, 2.95% 8/1/27	40,000	43,315
Series 2017 A, 5% 10/1/28	25,000	31,124
Series 2018 A, 5% 8/1/23	125,000	135,959
Series 2018 B, 3.25% 8/1/36	5,000	5,508
Series 2019 A, 5% 8/1/27	50,000	62,192
Series 2019 B, 5% 8/1/27	20,000	24,877
Minnesota Hsg. Fin. Agcy. Series 2021 D, 2.45% 1/1/52	100,000	97,018
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	142,184
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	18,218
TOTAL MINNESOTA		1,057,552
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,231
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	77,294
5% 8/1/27	50,000	60,789
Mississippi Gen. Oblig.:
Series 2015 F, 5% 11/1/30 (Pre-Refunded to 11/1/25 @ 100)	300,000	355,188
Series 2017 A, 5% 10/1/30	65,000	80,372
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	163,694
5% 10/15/28	25,000	31,486
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/43 (Pre-Refunded to 1/1/28 @ 100)	130,000	162,368
TOTAL MISSISSIPPI		949,422
Missouri - 0.6%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2012 B, 5% 5/1/32 (Pre-Refunded to 5/1/22 @ 100)	100,000	102,798
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,604
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	37,925
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29	55,000	61,448
Series 2016, 5% 11/15/28	10,000	11,885
Series 2017 C, 3.625% 11/15/47	25,000	26,996
Series 2019 A, 4% 2/15/49	140,000	158,126
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	45,000	47,307
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	49,506
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	44,333
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	54,123
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	56,148
TOTAL MISSOURI		681,199
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	77,989
Series 2019 A, 4% 1/1/36	110,000	129,949
TOTAL MONTANA		207,938
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	72,953
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	156,122
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	50,086
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	98,211
TOTAL NEBRASKA		377,372
Nevada - 0.7%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	49,772
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	60,640
Series 2019 A:
5% 12/1/24	45,000	51,574
5% 12/1/28	40,000	51,049
Series 2019:
3% 6/1/38	120,000	129,442
5% 6/1/25	25,000	29,152
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,235
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	157,672
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	21,321
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	81,616
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	50,128
Series 2018 C, 4% 7/1/48	50,000	55,740
Washoe County School District Series 2017 C, 3.125% 10/1/40 (FSA Insured)	50,000	53,586
TOTAL NEVADA		803,927
New Jersey - 5.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/27 (FSA Insured)	100,000	91,256
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	46,113
5% 11/1/31	35,000	44,134
Series II, 5% 3/1/26	115,000	117,149
Series UU:
5% 6/15/40	10,000	11,040
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,634
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	17,909
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	112,120
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	33,932
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	38,440
Series 2013 NN:
4% 3/1/29	20,000	20,826
5% 3/1/26	15,000	15,969
5% 3/1/30	100,000	106,230
5% 3/1/31	40,000	42,444
Series 2013, 5% 3/1/24	10,000	10,657
Series 2014 PP, 4% 6/15/30	20,000	21,482
Series 2014 UU, 5% 6/15/30	40,000	44,516
Series 2015 XX, 4% 6/15/24	10,000	10,931
Series 2018 EE, 5% 6/15/33	80,000	99,301
Series NN, 5% 3/1/28	70,000	74,413
Series PP, 5% 6/15/30	5,000	5,564
Series UU, 4% 6/15/32	5,000	5,355
Series WW:
5% 6/15/37	30,000	34,369
5.25% 6/15/28	30,000	34,913
Series XX, 4.375% 6/15/27	60,000	67,575
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	78,952
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	50,753
5% 9/1/26	135,000	152,204
Series 2014:
5% 6/15/23	125,000	134,894
5% 6/15/24	5,000	5,604
5% 6/15/28	50,000	55,787
Series 2015 A, 5% 7/1/22	50,000	51,802
Series A, 4% 7/1/47	40,000	43,725
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,146
Series 2014, 4% 6/1/34	10,000	11,002
Series 2016, 5% 6/1/24	25,000	28,037
Series 2021, 2% 6/1/37	105,000	98,102
Series O, 5.25% 8/1/22	30,000	31,238
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,463
5% 10/1/26	135,000	162,498
5% 10/1/27	15,000	18,471
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	47,848
Series 2014 A, 4.25% 7/1/44	500,000	547,560
Series 2016, 3% 7/1/32	25,000	26,467
Series 2017 A, 4% 7/1/52	25,000	27,638
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	52,600
Series 2018 B, 5% 12/1/22 (c)	75,000	78,969
Series 2019 A, 5% 12/1/27	35,000	42,728
Series 2019 B, 3.25% 12/1/39 (c)	85,000	90,158
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	34,518
5% 6/1/29	130,000	162,179
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	29,025
Series 2005 A:
5.25% 1/1/26 (FSA Insured)	30,000	35,937
5.25% 1/1/28 (FSA Insured)	50,000	63,547
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	45,000	47,689
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	15,541
Series 2014 A:
5% 1/1/27	50,000	56,238
5% 1/1/29	45,000	50,549
5% 1/1/30	225,000	252,809
Series 2015 E, 5% 1/1/45	45,000	51,117
Series 2016 A, 5% 1/1/33	50,000	58,705
Series 2017 A, 5% 1/1/35	110,000	132,021
Series 2017 B, 4% 1/1/35	30,000	34,757
Series 2017 E, 5% 1/1/29	15,000	18,681
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	29,187
0% 12/15/25	60,000	57,325
0% 12/15/29 (FSA Insured)	45,000	39,335
0% 12/15/32 (FSA Insured)	40,000	32,167
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,149
Series 2008 A:
0% 12/15/23	45,000	44,236
0% 12/15/37	45,000	30,147
0% 12/15/38	35,000	22,671
Series 2010 A:
0% 12/15/25	40,000	38,058
0% 12/15/27	30,000	27,234
0% 12/15/29	20,000	17,186
0% 12/15/32	65,000	51,068
0% 12/15/33	15,000	11,429
Series 2010 D, 5% 12/15/24	135,000	154,099
Series 2013 AA:
5% 6/15/27	30,000	32,307
5% 6/15/29	205,000	220,424
Series 2014 AA, 4.25% 6/15/44	220,000	235,243
Series 2015 AA:
5.25% 6/15/31	135,000	156,842
5.25% 6/15/32	70,000	81,352
Series 2016 A, 5% 6/15/30	25,000	29,412
Series 2016 A-2, 5% 6/15/23	25,000	26,970
Series 2018 A, 5% 12/15/24	55,000	62,781
Series 2019 AA, 4.5% 6/15/49	65,000	76,188
Series 2019 BB, 4% 6/15/50	30,000	33,657
Series A:
0% 12/15/26	90,000	83,794
0% 12/15/31	30,000	24,262
4% 12/15/31	95,000	111,427
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	41,888
5% 6/15/30	50,000	58,823
Series A1, 4.1% 6/15/31	15,000	16,830
Series AA:
4% 6/15/36	20,000	22,892
4% 6/15/38	45,000	52,530
5% 6/15/23	45,000	48,562
5% 6/15/44	10,000	10,671
5.25% 6/15/27	20,000	23,292
Series BB, 5% 6/15/33	75,000	93,094
Series C, 5.25% 6/15/32	65,000	74,182
Rutgers State Univ. Rev. Series M, 3.125% 5/1/37	160,000	160,239
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	29,768
TOTAL NEW JERSEY		6,395,952
New Mexico - 0.2%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	72,780
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	44,035
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	32,507
5% 7/1/25	65,000	75,953
TOTAL NEW MEXICO		225,275
New York - 15.5%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,731
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/29	60,000	71,902
5% 7/1/37	100,000	117,807
Series 2017 A:
5% 7/1/24	30,000	33,857
5% 10/1/29	15,000	18,583
5% 10/1/47	30,000	45,013
Series 2018 A, 5% 10/1/48	120,000	181,395
Series 2018 B, 5% 10/1/38	45,000	55,803
Dutchess County Local Dev. Corp. Rev. Series 2016 B, 4% 7/1/41	40,000	44,326
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	135,812
4% 2/15/44	35,000	39,307
5% 2/15/30	55,000	66,569
5% 2/15/39	40,000	47,448
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	45,000	63,306
Series 2007, 5.5% 10/1/37	25,000	36,759
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	36,513
Series 2016 B, 5% 9/1/46	40,000	47,289
Series 2017:
5% 9/1/23	65,000	70,966
5% 9/1/47	30,000	35,951
Series 2018, 5% 9/1/35	20,000	25,192
Series 2020 A, 5% 9/1/30	120,000	158,134
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	35,104
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	70,000	73,365
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	302,009
Series 2016 A, 5% 8/1/26	150,000	175,195
Series 2016, 3% 8/1/34	25,000	26,435
Series 2017 B, 5% 12/1/41	165,000	198,247
Series 2017, 5% 8/1/27	25,000	30,951
Series 2018 1, 5% 8/1/28	10,000	12,338
Series 2018 B-1, 3.25% 10/1/42	55,000	58,805
Series 2019 E, 5% 8/1/25	30,000	35,164
Series 2020 A, 4% 8/1/44	20,000	23,045
Series 2020 A1, 5% 8/1/35	120,000	151,640
Series 2021 C, 5% 8/1/29	125,000	161,373
Series A, 5.25% 8/1/25	15,000	16,352
Series B1, 5% 10/1/32	70,000	89,498
Series D:
4% 12/1/41	50,000	57,717
4% 3/1/42	125,000	144,696
Series E, 5% 8/1/26	75,000	90,603
Series F, 5% 8/1/24	60,000	65,145
Series F1, 5% 3/1/27	385,000	410,430
Series G, 4% 8/1/28	200,000	216,191
Series J, 5% 8/1/24	50,000	56,597
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	16,086
Series 2016 I1A, 3.95% 11/1/36	70,000	75,834
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	70,186
Series 2019 E1, 3.25% 11/1/49	35,000	35,992
Series 2020 D1B, 2.4% 11/1/50	75,000	70,436
Series 2021 C1, 2.25% 11/1/41	110,000	106,005
Series E1, 3.45% 5/1/59	10,000	10,353
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/37	50,000	34,999
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	6,561
0% 3/1/44	45,000	24,855
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	13,311
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	12,874
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 BB, 4% 6/15/47	175,000	181,528
Series 2013 DD:
4% 6/15/38	65,000	68,645
5% 6/15/38	35,000	37,702
Series 2015 HH, 5% 6/15/29	65,000	75,502
Series 2016 BB, 5% 6/15/46	40,000	45,924
Series 2017 DD, 5.25% 6/15/47	60,000	73,122
Series 2017 EE, 5% 6/15/36	60,000	72,708
Series 2018 AA, 5% 6/15/37	5,000	6,050
Series 2018 DD1, 5% 6/15/48	15,000	18,234
Series 2019 DD, 5.25% 6/15/49	65,000	81,637
Series 2020 CC1:
4% 6/15/39	100,000	118,319
4% 6/15/49	35,000	40,660
Series BB, 5% 6/15/49	180,000	226,156
Series CC:
4% 6/15/42	90,000	105,638
5% 6/15/30	25,000	32,824
Series DD:
5% 6/15/25	75,000	82,851
5% 6/15/36	95,000	106,699
Series EE, 5% 6/15/32	10,000	11,771
Series FF, 4% 6/15/37	80,000	94,242
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	204,781
Series 2018 S 4A, 5% 7/15/34	105,000	130,769
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	79,165
Series 2018 S3, 3.625% 7/15/47	150,000	163,880
Series 2018 S4, 5% 7/15/31	30,000	37,622
Series S1:
5% 7/15/26	50,000	59,304
5% 7/15/27	15,000	17,213
5% 7/15/29	60,000	68,851
5% 7/15/35	35,000	42,568
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	83,965
Series 2014 D1, 5% 2/1/38	170,000	187,276
Series 2014, 5% 11/1/25	30,000	33,603
Series 2015 A, 5% 8/1/29	100,000	112,862
Series 2015 E1, 5% 2/1/32	250,000	286,601
Series 2016 A, 5% 5/1/40	15,000	17,638
Series 2016 B1, 5% 11/1/35	105,000	122,912
Series 2017 F:
3% 5/1/34	50,000	53,640
4% 5/1/37	80,000	91,216
Series 2018 A, 5% 8/1/38	55,000	66,961
Series 2018 B, 5% 8/1/45	50,000	60,312
Series 2018 B1, 5% 8/1/29	150,000	185,424
Series 2019 C, 4% 11/1/37	30,000	35,191
Series 2019 C1, 4% 11/1/36	50,000	58,690
Series 2020 C1, 5% 5/1/41	100,000	126,769
Series A, 4% 11/1/35	80,000	95,163
Series A1:
5% 5/1/23	130,000	139,841
5% 8/1/24	50,000	56,613
Series B:
4% 8/1/38	100,000	116,009
4% 8/1/39	20,000	23,139
Series B1, 5% 11/1/28	30,000	35,289
Series C:
3.25% 11/1/43	140,000	150,242
4% 2/1/27	70,000	82,023
5% 11/1/26	40,000	48,712
Series C1:
4% 5/1/40	10,000	11,702
4% 5/1/44	30,000	34,696
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	17,431
4% 4/1/28	75,000	86,750
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/38	75,000	48,847
0% 11/15/44	75,000	39,381
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	229,079
Series 2014 C, 5% 3/15/28	205,000	227,926
Series 2016 D, 5% 2/15/26	115,000	137,216
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	115,856
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	235,000	237,781
5% 7/1/30	20,000	26,004
Series 2013 A, 5% 7/1/37 (Pre-Refunded to 7/1/23 @ 100)	275,000	297,988
Series 2014 A, 5.5% 1/1/39	20,000	21,942
Series 2014, 5% 7/1/22	85,000	87,959
Series 2015 A:
4.125% 5/1/42	50,000	54,793
5% 5/1/33	40,000	45,806
5% 7/1/40	235,000	266,513
Series 2018 A:
5% 8/1/25	100,000	115,644
5% 8/1/26	140,000	166,334
Series 2019 A:
5% 7/1/23	90,000	97,520
5% 7/1/27	20,000	24,811
Series 2019 C, 4% 7/1/49	45,000	52,572
Series 2020 A2, 5% 7/1/31	25,000	33,010
Series 2020, 3% 2/1/50	55,000	57,198
Series 2021 A, 5% 7/1/26	100,000	119,526
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	96,549
Series 2017 A:
5% 3/15/43	75,000	90,001
5% 3/15/44	210,000	251,752
Series 2018, 5% 3/15/48	75,000	92,421
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,980
Series 2018 A, 5% 6/15/30	50,000	63,400
Series 2019 B, 5% 6/15/31	25,000	32,399
New York Liberty Dev. Corp. (7 World Trade Ctr. Proj.) Series 2012 1, 4% 9/15/35	115,000	116,676
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	183,313
5% 11/15/25	195,000	205,150
Series 2016 A, 5% 11/15/26	90,000	109,414
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C, 4% 11/15/33	65,000	67,354
Series 2012 F, 5% 11/15/25	5,000	5,252
Series 2014 A1, 5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	55,049
Series 2014 C, 5% 11/15/22	145,000	152,459
Series 2015 F, 3.25% 11/15/31	35,000	37,539
Series 2016 B, 5% 11/15/29	135,000	161,029
Series 2016 C2A, 3% 11/15/38	25,000	25,986
Series 2016 D:
3% 11/15/32	50,000	52,712
5% 11/15/27	10,000	12,018
Series 2017 A, 4% 11/15/37	190,000	214,622
Series 2017 A1, 4% 11/15/48	30,000	33,154
Series 2017 A2, 5% 11/15/24	100,000	112,950
Series 2017 B, 5% 11/15/23	145,000	158,470
Series 2017 C1:
4% 11/15/34	55,000	62,634
5% 11/15/24	20,000	22,590
5% 11/15/25	45,000	52,180
5% 11/15/28	25,000	30,534
Series 2017 D:
4% 11/15/42	85,000	95,058
5% 11/15/27	100,000	121,356
Series 2018 B:
5% 11/15/25	35,000	40,585
5% 11/15/27	20,000	24,271
Series 2019 B, 4% 11/15/49 (FSA Insured)	40,000	45,718
Series 2020 A, 5% 11/15/47	65,000	77,980
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	135,069
Series 2017 B:
5% 2/15/39	15,000	18,251
5% 2/15/43	50,000	60,549
Series 2018 A, 5% 3/15/32	50,000	62,957
Series 2019 A:
5% 3/15/39	100,000	124,848
5% 3/15/40	90,000	112,226
Series 2019 D, 3% 2/15/49	120,000	125,394
Series 2020 A, 3% 3/15/49	105,000	110,016
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,567
Series 2019 A, 5% 2/15/49	30,000	37,676
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	40,999
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	61,648
Series 2019 R, 3.15% 11/1/54	25,000	25,669
Series L, 3.45% 11/1/42	25,000	26,237
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 225, 2.3% 10/1/40	105,000	103,014
Series 220, 2.85% 10/1/44	25,000	25,532
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	5,095
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	40,000	45,956
Series 2020 C:
5% 3/15/33	225,000	292,512
5% 3/15/38	150,000	191,190
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	85,866
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	110,124
Series 2014 K:
5% 1/1/23	60,000	63,540
5% 1/1/26	80,000	91,763
Series 2016 A, 5% 1/1/51	30,000	34,482
Series 2019 B, 3% 1/1/46	50,000	51,935
Series K:
5% 1/1/28	10,000	11,422
5% 1/1/29	90,000	102,607
Series L, 5% 1/1/34	70,000	85,509
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	36,213
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	32,224
4% 1/1/51 (FSA Insured) (c)	30,000	32,231
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	56,564
5% 12/1/25 (c)	105,000	121,859
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	42,714
Series 2016 A, 5% 3/15/26	20,000	23,896
Series 2019 A:
5% 3/15/42	15,000	18,420
5% 3/15/44	25,000	30,592
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	67,665
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	31,903
5% 12/1/40	160,000	203,765
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	5,000	5,313
Series 2021, 4% 3/1/23	335,000	352,033
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,285
5% 5/1/27	15,000	16,480
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	51,946
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	46,753
Series 2012 B, 5% 11/15/29	140,000	147,290
Series 2013 A:
0% 11/15/30	105,000	88,936
0% 11/15/32	35,000	27,956
Series 2013 B, 4% 11/15/23	50,000	53,957
Series 2016 A:
5% 11/15/31	50,000	59,349
5% 11/15/41	25,000	29,242
Series 2018 C, 5% 11/15/37	25,000	31,249
Series 2019 A, 5% 11/15/49	45,000	55,406
Series 2021 A, 5% 11/1/25	140,000	165,366
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	85,584
Series 2017:
5% 12/15/38	25,000	30,874
5% 12/15/41	50,000	61,479
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	47,044
TOTAL NEW YORK		18,711,592
New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (c)	75,000	80,480
Series 189:
5% 5/1/27	210,000	243,296
5% 5/1/30	20,000	23,086
Series 194:
5% 10/15/25	25,000	29,520
5% 10/15/30	35,000	41,022
5% 10/15/32	55,000	64,416
5% 10/15/35	100,000	116,945
Series 198, 5% 11/15/46	15,000	17,617
Series 2013 179, 5% 12/1/25	180,000	198,319
Series 2014 185, 5% 9/1/25 (c)	120,000	134,967
Series 2015 189, 5% 5/1/45	140,000	159,947
Series 202, 5% 10/15/30 (c)	20,000	23,966
Series 207, 5% 9/15/26 (c)	185,000	222,072
Series 209, 5% 7/15/31	30,000	37,599
Series 214, 5% 9/1/33 (c)	105,000	131,967
TOTAL NEW YORK AND NEW JERSEY		1,525,219
North Carolina - 1.3%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	36,263
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	132,723
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	150,000	171,469
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	108,109
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	54,081
Series 2019, 4% 3/1/34	210,000	252,205
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	74,428
Series 2016 A, 5% 6/1/27	20,000	23,940
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	34,382
5% 3/1/28	50,000	57,060
Series 2019:
5% 3/1/31	45,000	57,093
5% 3/1/34	40,000	50,289
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	34,896
Series 2020 B:
5% 5/1/24	100,000	112,174
5% 5/1/29	20,000	25,908
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	81,835
Series 2020 A, 4% 10/1/45	55,000	61,967
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/31	85,000	105,027
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	89,238
Wake County Series 2019 A, 3% 3/1/36	50,000	54,914
TOTAL NORTH CAROLINA		1,618,001
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	49,285

Ohio - 2.2%
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,514
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	119,290
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	75,075
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	35,232
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	50,924
Series 2018 A, 5% 4/1/30	120,000	152,527
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/42	100,000	116,690
5% 2/15/52	55,000	63,768
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,501
Franklin County Rev. Series 2017 OH, 5% 12/1/46	65,000	78,324
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (FSA Insured)	45,000	40,071
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	210,372
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	73,016
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	24,289
Series 2015 C:
5% 11/1/28	35,000	40,563
5% 11/1/30	50,000	57,889
Series 2017 C, 5% 8/1/26	25,000	30,254
Series 2018 A, 5% 2/1/29	25,000	29,610
Series 2019 A:
5% 5/1/27	60,000	74,035
5% 6/15/27	200,000	247,563
Series R, 5% 5/1/24	15,000	16,822
Series S, 5% 5/1/29	50,000	59,683
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	49,445
Series 2021 B, 5% 1/1/28 (e)	100,000	124,049
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	23,115
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	140,000	152,149
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	24,590
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	45,870
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	14,684
Series 2013 A2, 0% 2/15/37	20,000	14,142
Series A, 0% 2/15/41	60,000	37,509
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	68,047
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	37,120
Series 2019 B, 3% 6/1/46	55,000	59,389
Series 2020 A:
5% 6/1/33	90,000	117,899
5% 12/1/38	185,000	238,928
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,753
Westerville City School District Series 2020, 3% 12/1/50	50,000	53,045
TOTAL OHIO		2,708,746
Oklahoma - 0.3%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	164,691
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,351
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	17,189
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	38,917
Series 2017 D, 5% 1/1/26	65,000	77,184
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	97,157
TOTAL OKLAHOMA		406,489
Oregon - 1.1%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	12,061
Clackamas County School District No. 46:
Series 2009:
0% 6/15/36	85,000	63,644
0% 6/15/39	100,000	68,543
Series B, 0% 6/15/34	35,000	27,723
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	38,528
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	18,520
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	114,652
5% 8/15/45	50,000	62,401
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	22,015
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	16,905
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	237,721
Series A, 4% 5/1/37	110,000	130,413
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	15,000	17,699
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	116,824
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	46,826
5% 5/15/29	100,000	127,956
Tri-County Metropolitan Trans. District Rev.:
Series 2017 A, 5% 10/1/22	115,000	120,410
Series 2018 A, 3.25% 10/1/34	50,000	54,496
TOTAL OREGON		1,297,337
Pennsylvania - 3.2%
Allegheny County Series C77, 5% 11/1/43	25,000	30,690
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	5,681
5% 4/1/27	100,000	122,154
Series 2019 A, 5% 7/15/33	110,000	138,886
Bristol School District Series 2013, 5% 6/1/40	20,000	21,406
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	68,063
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,975
5% 10/1/46	135,000	161,016
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	37,944
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,796
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	65,000	66,414
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	37,289
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	65,389
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	49,716
5% 11/15/28	90,000	111,251
Series 2020 A, 4% 4/15/50	25,000	28,622
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	28,038
5% 12/31/28 (c)	35,000	41,478
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	41,989
Series 2015 1:
5% 3/15/26	55,000	63,553
5% 3/15/29	60,000	69,286
Series 2015:
4% 8/15/34	175,000	195,898
5% 8/15/32	60,000	70,089
Series 2016 2, 3% 9/15/36	45,000	48,166
Series 2016:
5% 9/15/27	140,000	169,643
5% 9/15/29	100,000	120,416
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	36,729
5% 8/15/25	35,000	41,017
Pennsylvania Hsg. Fin. Agcy.:
Series 2018 126A, 3.7% 10/1/33	120,000	129,832
Series 2019 128B, 3.85% 4/1/38	25,000	27,170
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	45,000	45,052
Series 2017 123B, 3.45% 10/1/32	10,000	10,677
Series 2017 125B, 3.65% 10/1/42	30,000	31,794
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	125,354
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (FSA Insured)	165,000	179,698
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	41,766
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	27,835
Series 2014 A, 0% 12/1/39 (d)	5,000	5,473
Series 2014 C, 5% 12/1/39	30,000	33,996
Series 2014, 5% 12/1/33	55,000	62,505
Series 2015 A1, 4% 12/1/41	60,000	66,048
Series 2017 2, 5% 12/1/30	100,000	122,940
Series 2017 A, 5.5% 12/1/42	150,000	182,014
Series 2017 A1:
5% 12/1/24	125,000	142,751
5% 12/1/30	40,000	49,364
Series 2017 B, 5.25% 6/1/47	55,000	66,477
Series 2017 B1, 5% 6/1/30	150,000	181,756
Series 2017, 5% 12/1/40	50,000	60,404
Series 2019 A, 5% 12/1/35	35,000	44,229
Series 2019, 5% 12/1/32	30,000	37,905
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	130,990
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,760
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	20,000	23,359
Series 2017 A:
5% 8/1/22	30,000	31,197
5% 8/1/23	40,000	43,491
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	61,705
Series 2018 B, 4% 9/1/43	30,000	34,466
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,752
TOTAL PENNSYLVANIA		3,912,354
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	6,024

Puerto Rico - 0.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	16,333

Rhode Island - 0.3%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	237,856
Series C, 3% 1/15/36	30,000	32,944
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,571
5% 5/15/31	50,000	57,529
TOTAL RHODE ISLAND		333,900
South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	40,779
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	140,154
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	174,381
Series 2013, 5.125% 12/1/43	25,000	27,328
Series 2014 A, 5.5% 12/1/54	25,000	27,991
Series 2014 C:
5% 12/1/29	40,000	45,237
5% 12/1/34	110,000	124,007
5% 12/1/36	45,000	50,719
Series 2016 A, 3.25% 12/1/35	15,000	16,025
Series A, 3% 12/1/41	30,000	31,978
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	103,558
TOTAL SOUTH CAROLINA		782,157
Tennessee - 1.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	21,062
3.25% 8/1/44	30,000	31,927
4% 8/1/38	100,000	114,877
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	33,203
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	63,254
Series 2016 A, 4% 1/1/42	10,000	11,081
Series 2019, 4% 11/15/43	55,000	62,471
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	95,587
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	75,517
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	63,431
4% 7/1/54	35,000	40,186
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	82,490
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	320,000	184,599
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	130,000	136,525
Series 2018, 4%, tender 11/1/25 (b)	30,000	33,622
Series 2006 A:
5.25% 9/1/24	125,000	141,722
5.25% 9/1/26	30,000	35,619
Series 2006 C:
5% 2/1/24	10,000	11,026
5% 2/1/27	15,000	17,874
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	59,745
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.1% 7/1/28	55,000	55,251
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	15,000	15,681
Series 2018 3, 3.75% 7/1/38	35,000	36,549
Series 2020 1A, 2.4% 1/1/44	30,000	30,134
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	20,000	20,554
Series A, 5% 11/1/42	105,000	127,429
TOTAL TENNESSEE		1,601,416
Texas - 9.3%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	60,780
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	132,800
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	62,860
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/39 (c)	300,000	338,089
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	88,376
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	66,151
Series 2017, 4% 8/1/33	20,000	22,914
Series 2019, 4% 8/1/35	25,000	29,454
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	59,263
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	38,595
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	108,356
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	87,149
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	84,780
Series 2016, 3.375% 1/1/41	20,000	21,196
City of Denton Series 2017, 4% 2/15/47	50,000	55,543
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	22,135
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,975
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	114,195
Cypress-Fairbanks Independent School District:
Series 2019 A, 3% 2/15/36	155,000	172,427
Series 2019, 5% 2/15/30	45,000	57,504
Series 2020 A, 3% 2/15/35	120,000	135,155
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/45	85,000	85,291
Series 2013 D, 5.25% 11/1/25	30,000	30,113
Series 2013 F, 5% 11/1/21	20,000	20,073
Series 2014 A, 5.25% 11/1/27 (c)	40,000	43,864
Series 2020 A, 5% 11/1/30	55,000	72,711
Series 2020 B, 5% 11/1/33	200,000	261,043
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,169
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	191,234
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	73,725
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	119,971
Series 2021, 3% 8/15/40	150,000	163,338
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	145,347
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,429
Series 2019, 4% 8/15/39	35,000	41,223
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	40,000	46,246
0% 10/1/46 (d)	40,000	45,779
0% 10/1/48 (d)	30,000	34,353
Series 2018 A, 5% 10/1/37	40,000	49,385
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32 (Pre-Refunded to 11/15/22 @ 100)	200,000	208,589
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	81,591
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	116,857
Series 2016 A, 5% 8/15/33	15,000	17,934
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	45,422
Series 2019 A, 3% 8/15/44	120,000	128,403
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	45,725
Series 2014 C, 5% 11/15/30	170,000	188,471
Series 2014:
0% 11/15/48 (FSA Insured)	10,000	3,198
0% 11/15/49 (FSA Insured)	25,000	7,583
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	67,729
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	59,183
0% 9/1/33 (AMBAC Insured)	80,000	61,736
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	26,070
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	37,240
Series 2017:
5% 2/15/22	10,000	10,177
5% 2/15/23	20,000	21,314
5% 2/15/27	50,000	61,347
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	84,135
Series 2016 B, 5% 11/15/25	100,000	118,309
Series 2017 B, 5% 11/15/29	45,000	55,651
Series 2019 B, 4% 11/15/44	55,000	64,519
Houston Wtr. & Swr. Sys. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,981
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	23,871
Katy Independent School District Series 2017, 4% 2/15/47	250,000	283,462
Lamar Consolidated Independent School District Series 2021, 3% 2/15/51	175,000	185,981
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	152,685
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,460
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.985)	90,000	37,239
Series 2016 A:
0% 8/16/44	10,000	4,516
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	5,000	2,323
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	24,171
Midland County Fresh Wtr. Supply District:
(City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	3,110
Series 2012 A, 0% 9/15/34	235,000	154,712
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	67,542
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	30,912
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,860
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	48,625
Series 2014 B, 5% 1/1/31	125,000	137,419
Series 2015 A, 5% 1/1/27	100,000	114,599
Series 2017 A, 5% 1/1/28	200,000	234,575
Series 2017 B, 4% 1/1/36 (FSA Insured)	100,000	113,049
Series 2018:
4.25% 1/1/49	55,000	62,595
5% 1/1/48	20,000	23,787
Series 2021 B, 5% 1/1/31	100,000	131,938
Pflugerville Independent School District Series 2014, 5% 2/15/28 (Pre-Refunded to 2/15/24 @ 100)	215,000	238,892
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (c)	380,000	483,164
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (c)	65,000	65,138
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	53,140
Series 2015:
5% 2/1/23	95,000	101,067
5% 2/1/24	100,000	110,950
5% 2/1/27	40,000	47,357
5% 2/1/32	5,000	5,880
Series 2016:
5% 2/1/22	40,000	40,633
5% 2/1/22 (Escrowed to Maturity)	20,000	20,314
Series 2019:
4% 2/1/28	10,000	11,934
5% 2/1/35	125,000	159,848
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	224,737
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	63,200
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	214,314
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	62,068
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	15,905
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	31,083
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	125,000	125,000
5% 10/1/23	50,000	54,775
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	79,769
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	94,842
Series 2015 A:
5% 10/1/24	55,000	62,658
5% 10/1/26	100,000	117,977
Series 2016 A, 5% 4/1/30	50,000	59,440
Series 2017 B:
5% 10/1/29	100,000	124,351
5% 10/1/33	25,000	30,766
Series 2018 B, 5% 8/1/24	45,000	50,938
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	94,562
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	30,969
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	25,000	25,676
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	119,834
Series 2015 C, 5% 8/15/29	115,000	129,164
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	73,262
Series 2018 A:
4% 10/15/32	50,000	58,980
4% 10/15/37	40,000	46,636
Series 2018, 5% 8/1/32	130,000	159,604
Series 2019 A:
3% 10/15/39	125,000	137,192
4% 10/15/49	90,000	105,011
Series 2020:
3% 10/15/34	130,000	145,966
5% 8/1/33	15,000	19,577
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	141,079
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	194,289
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	68,000
5% 8/15/26	55,000	66,428
Series 2017 B, 3.375% 8/15/44	40,000	43,732
Series 2019 A, 5% 8/15/31	85,000	109,197
Waller Independent School District Series 2020, 4% 2/15/50	100,000	116,222
TOTAL TEXAS		11,284,106
Utah - 0.5%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	55,454
Series 2017 B1, 5% 8/1/26	200,000	241,501
Series 2021 A1, 4% 8/1/41	145,000	171,689
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	40,699
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	15,000	17,490
5% 6/15/29	15,000	17,412
Series 2016, 4% 12/15/29	25,000	28,460
TOTAL UTAH		572,705
Virginia - 1.4%
Arlington County Series 2019, 4% 6/15/35	5,000	5,996
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev.:
Series 2016, 5% 7/1/51	65,000	76,145
Series 2019, 5% 11/1/23	55,000	60,174
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	95,450
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	16,395
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,767
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	31,617
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	204,046
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	98,627
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	90,098
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2014 A, 5% 2/1/25 (Pre-Refunded to 2/1/24 @ 100)	95,000	105,384
Series 2015 A:
5% 2/1/25	180,000	207,448
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	74,912
Series 2016 A, 5% 2/1/23	40,000	42,554
Series 2017 E, 5% 2/1/24	5,000	5,552
Series 2019 C, 5% 2/1/30	15,000	19,116
Series 2017 A:
5% 2/1/23	45,000	47,874
5% 2/1/24	40,000	44,439
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	140,120
Series 2016, 3% 5/15/40	5,000	5,307
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,809
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (c)	35,000	35,377
Series 2014, 4% 10/1/38	35,000	37,859
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	222,129
TOTAL VIRGINIA		1,688,195
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	54,751
5% 11/1/33	155,000	186,523
5% 11/1/36	30,000	35,887
5% 11/1/41	85,000	100,985
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	45,952
Series 2014 A, 4% 7/1/24	150,000	165,193
Series 2016 A, 5% 7/1/28	35,000	41,961
Series 2017 A, 5% 7/1/26	50,000	51,745
Series 2018 C, 5% 7/1/33	30,000	37,580
Series 2020 A, 5% 7/1/28	70,000	88,662
King County Gen. Oblig.:
Series 2015 A, 5% 7/1/32 (Pre-Refunded to 1/1/25 @ 100)	230,000	264,281
Series 2015 E, 5% 12/1/29	55,000	65,063
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,388
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	26,338
King County School District 210 Series 2018, 5% 12/1/30	80,000	99,483
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (c)	75,000	83,657
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	90,422
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	187,967
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	131,043
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	11,193
Washington Gen. Oblig.:
Series 2013 A, 4% 8/1/35	65,000	66,838
Series 2014 A, 5% 8/1/26	40,000	43,407
Series 2014 B:
5% 8/1/29	5,000	5,424
5% 8/1/31	170,000	184,414
Series 2014 E, 5% 2/1/32	110,000	121,529
Series 2015 B, 5% 2/1/28	85,000	97,687
Series 2015 H:
5% 7/1/26	30,000	34,442
5% 7/1/29	40,000	45,784
Series 2016 A1, 5% 8/1/29	10,000	11,696
Series 2016 C:
5% 2/1/33	200,000	236,411
5% 2/1/35	20,000	23,566
Series 2016 R, 5% 7/1/24	125,000	141,109
Series 2017 R-A, 5% 8/1/23	100,000	108,786
Series 2018 A, 5% 8/1/22	135,000	140,419
Series 2018 C, 5% 8/1/28	55,000	68,038
Series 2018 D, 5% 8/1/28	30,000	37,111
Series 2019 C, 5% 2/1/30	100,000	127,845
Series 2020 A, 5% 1/1/26	30,000	35,623
Series 2020 B, 5% 6/1/37	55,000	69,292
Series 2020 E, 5% 6/1/45	15,000	18,794
Series 2021 A, 5% 8/1/39	50,000	63,912
Series R, 5% 7/1/29	100,000	114,459
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (b)	50,000	50,000
Series 2012 A, 5% 10/1/38	40,000	44,995
Series 2017 B, 3.5% 8/15/38	60,000	64,936
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	67,421
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	30,747
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	39,580
TOTAL WASHINGTON		3,879,339
West Virginia - 0.2%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	80,061
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	98,586
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	31,924
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	80,567
TOTAL WEST VIRGINIA		291,138
Wisconsin - 1.2%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	61,123
Madison Gen. Oblig. Series 2020 A, 2% 10/1/29	435,000	455,933
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	47,405
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	46,976
5% 3/1/46	50,000	57,883
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	48,735
Series 2016 2, 5% 11/1/29	70,000	83,696
Series 3, 5% 11/1/31	30,000	36,496
Series A:
4% 5/1/27	30,000	34,519
5% 5/1/30	125,000	149,645
5% 5/1/34	60,000	69,351
Series D, 5% 5/1/23	45,000	48,414
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	65,202
Series 2014 A, 5% 11/15/25	40,000	45,663
Series 2016 A:
3.5% 2/15/46	20,000	20,993
4% 11/15/39	40,000	45,136
Series 2017 A, 5% 4/1/28	35,000	42,582
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	26,136	27,288
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	11,641
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	29,544
TOTAL WISCONSIN		1,428,225
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	26,625

TOTAL MUNICIPAL BONDS (Cost $118,353,110)		119,869,088

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $118,353,110)	119,869,088
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,033,544
NET ASSETS - 100.0%	120,902,632

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	436,000	-	436,000	16	-	-	-	0.0%
Total	436,000	-	436,000	16	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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